Goldman Sachs Multi-Manager Real Assets Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.10%	7.98%	7.74%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	2.76%	3.25%
Multi-Manager Real Assets Strategy Composite Dynamic Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	4.88%	5.05%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	5.20%	5.32%
Performance Inception Date	Jun. 30, 2015
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	3.97%	4.18%
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	3.78%	3.91%